Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [Line Items]
Goodwill	¥ 35,344	¥ 35,344	¥ 35,343
Period over which management has projected cash flows	five years
Pre-tax discount rate	11.00%
For five years ended Dec. 31, 2026 [Member]
Disclosure of information for cash-generating units [Line Items]
Growth rate	1.50%
For the years beyond Dec. 31, 2026 [Member]
Disclosure of information for cash-generating units [Line Items]
Growth rate	1.00%
Operation in Mainland China [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	¥ 35,300